Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000009551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
C000009551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000009551 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.38%
C000009551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000009551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000009552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
C000009552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000009552 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.38%
C000009552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000009552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%